General and administrative expenses	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
General and administrative expenses [Text Block]
9.	General and administrative expenses

The following is a summary of general and administrative expenses incurred during the years ended December 31, 2017 and 2016.

	Year ended December 31,
	2017	2016
	$	$
Wages, benefits and consulting	7,797	7,228
Office, rent and administration	546	445
Professional and legal	1,557	1,500
Share-based payments	1,418	536
Travel, marketing, investor relations and regulatory	1,204	1,225
Corporate reorganization	13	1,585
Other	55	19
Total	12,590	12,538